10 Accounts Receivables - Concessions (Details 5) - Generation Concession Agreements [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable Concessions [Line Items]
Power generation concession contract at beginning	R$ 65,811	R$ 68,859
Gain on remeasurement of the cash flow	426	1,247
Reversal of impairment	2,945	4,758
Transfers to other current receivables - disposal of assets		(9,053)
Power generation concession contract at ending	R$ 69,182	R$ 65,811